Goodwill and Other Intangible Assets - Amortization Expense Remaining (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortization expense remaining
2015	$ 3,949
2016	3,647
2017	3,569
2018	3,484
2019	3,475
Thereafter	17,778
Net Amount	$ 35,902	$ 40,092